              As Filed with the Securities and Exchange Commission
                                on July 24, 1998

                          Securities Act File No. 333-
                      Investment Company Act File No. 811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]


                           Pre-Effective Amendment No.                       [ ]

                          Post-Effective Amendment No                        [ ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [x]

                                  Amendment No.                              [ ]
                        (check appropriate box or boxes)

                     Warburg, Pincus Money Market Fund, Inc.

                . . . . . . . . . . . . . . . . . . . . . . . . .
               (Exact Name of Registrant as Specified in Charter)

                 466 Lexington Avenue
                 New York, New York                               10017-3147
                       . . . . . . . . . . . . . .                . . . . . .
                 (Address of Principal Executive Offices)        (Zip Code)
Registrant's Telephone Number, including Area Code:               (212) 878-0600

                               Mr. Eugene P. Grace
                     Warburg, Pincus Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                       . . . . . . . . . . . . . . . . . .
                    (Name and Address of Agent for Services)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                                                       Proposed Maximum
     Title of Securities                                      Proposed Maximum            Aggregate
      Being Registered              Amount Being             Offering Price per         Offering Price              Amount of
                                      Registered                    Unit                                         Registration Fee
   ------------------------    ------------------------     ---------------------     -------------------       -------------------

   Shares of common
   stock, $.001 par value
   per share                         Indefinite*                 Indefinite*               Indefinite*                $None


----------------------------------------------------------------

* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").

                  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                     WARBURG, PINCUS MONEY MARKET FUND, INC.
                                    FORM N-1A
                              CROSS REFERENCE SHEET




Part A
Item No.                                                                                Prospectus Heading
--------                                                                                ------------------

1.        Cover Page ............................................          Cover Page
2.        Synopsis ..............................................          The Funds' Expenses
3.        Condensed Financial
               Information ......................................          Financial Highlights; Performance
4.        General Description of Registrant .....................
                                                                           Cover Page;
                                                                           Investment Objective and Policies; Portfolio
                                                                           Investments; Risk Factors and Special
                                                                           Considerations; Certain Investment
                                                                           Strategies; Investment Guidelines; General
                                                                           Information
5.        Management of the Fund ................................          Management of the Funds
6.        Capital Stock and Other Securities ....................
                                                                           General Information
7.        Purchase of Securities Being Offered ..................
                                                                           How to Open an Account; How to Purchase
                                                                           Shares; Management of the Funds; Net Asset
                                                                           Value
8.        Redemption or Repurchase ..............................          How to Redeem and Exchange Shares
9.        Pending Legal Proceedings .............................         Not applicable

Part B
Item
No.                                                                        Statement of Additional Information Heading
--------                                                                   -------------------------------------------
10.       Cover Page ............................................          Cover Page
11.       Table of Contents .....................................          Contents
12.       General Information and
               History ..........................................          Management of the Funds; Notes to Financial
                                                                           Statements; See Prospectus--"General
                                                                           Information"
13.       Investment Objectives and Policies ....................
                                                                           Investment Objective; Investment Policies
14.       Management of the Fund ................................          Management of the Funds; See Prospectus --
                                                                           "Management of the Funds"
15.       Control Persons and Principal Holders of Securities....
                                                                           Management of the Funds; Miscellaneous; See
                                                                           Prospectus--"Management of the Funds"
16.       Investment Advisory and Other Services ................
                                                                           Management of the Funds; See Prospectus--
                                                                           "Management of the Funds" and "Shareholder
                                                                           Servicing"
17.       Brokerage Allocation and Other Practices ..............
                                                                           Investment Policies; See Prospectus--
                                                                           "Portfolio Transactions"
18.       Capital Stock and Other Securities ....................
                                                                           Management of the Funds;-- Organization of
                                                                           the Funds See Prospectus-- "General
                                                                           Information"
19.       Purchase, Redemption and Pricing of Securities Being
               Offered ..........................................          Additional Purchase and Redemption
                                                                           Information; See Prospectus--"How to Purchase
                                                                           Shares," "How to Redeem and Exchange Shares"
                                                                           and "Net Asset Value"


20.       Tax Status ............................................          Additional Information Concerning Taxes; See
                                                                           Prospectus--"Dividends, Distributions and
                                                                           Taxes"
21.       Underwriters ..........................................          Investment Policies; Portfolio Transactions;
                                                                           See Prospectus--"Management of the Funds" and
                                                                           "Shareholder Servicing"

22.       Calculation of Performance Data .......................          Determination of Yield

23.       Financial Statements ..................................          Report of PricewaterhouseCoopers LLP,
                                                                           Independent Accountants;
                                                                           Financial Statements

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this registration statement amendment.

                   SUBJECT TO COMPLETION, DATED JULY 24, 1998

                                   PROSPECTUS

                                 August __, 1998

                                 WARBURG PINCUS
                                MONEY MARKET FUND

                                 ---------------


                                 WARBURG PINCUS
                           TAX FREE MONEY MARKET FUND


                              [WARBURG PINCUS LOGO]

                   SUBJECT TO COMPLETION, DATED JULY 24, 1998

PROSPECTUS                                                       August __, 1998

Warburg Pincus Funds are a family of open-end management investment companies that offer investors a variety of investment opportunities. Two money market funds are offered pursuant to this Prospectus (the "Funds"):

WARBURG PINCUS MONEY MARKET FUND (the "Money Market Fund") is designed to provide investors with high current income consistent with liquidity and stability of principal.


WARBURG PINCUS TAX FREE MONEY MARKET FUND (the "Tax Free Fund") is designed to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS.

NO LOAD SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, one of which, the Common Shares, is offered by this Prospectus (i) directly from the Fund's distributor, Counsellors Securities Inc., and (ii) through various brokerage firms including Charles Schwab & Company, Inc. Mutual Fund OneSource(TM) Program; Fidelity Brokerage Services, Inc. FundsNetwork(TM) Program; Jack White & Company, Inc.; and Waterhouse Securities, Inc. The Advisor Shares of each Fund are not currently offered.


LOW MINIMUM INVESTMENT
--------------------------------------------------------------------------------

The minimum initial investment in each Fund is $5,000 ($500 for an IRA or Uniform Transfers/Gifts to Minors Act account) and the minimum subsequent investment is $100. Through the Automatic Monthly Investment Plan, subsequent investment minimums may be as low as $50. See "How to Purchase Shares."


This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission (the "SEC"). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Funds. The Statement of Additional Information is also available upon request and without charge by calling Warburg Pincus Funds at (800) 927-2874. Information regarding the status of shareholder accounts may also be obtained by calling a Fund at the same number. Warburg Pincus Funds maintains a Web site at www.warburg.com. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


--------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
        THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
             PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                              CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE FUNDS' EXPENSES
--------------------------------------------------------------------------------

                                                                    MONEY MARKET       TAX FREE
                                                                        FUND             FUND
      -----------------------------------------------------------
      Shareholder Transaction Expenses
          Maximum Sales Load Imposed on Purchases (as a
          percentage of                                                   0                 0
          offering price) ......................................
      -----------------------------------------------------------
      Annual Fund Operating Expenses
          (as a percentage of average net assets) (after fee
          waivers)                                                          .38%             .38%
          Management Fee .......................................
      -----------------------------------------------------------
          12b-1 Fees ...........................................            .25%             .25%
      -----------------------------------------------------------
          Other Expenses .......................................            .17%             .17%
                                                                           -----             -----
      -----------------------------------------------------------
          Total Fund Operating Expenses (after fee waivers and
          expense reimbursements)+ .............................            .80%             .80%
                                                                             ===              ===
      -----------------------------------------------------------
      EXAMPLE
      -----------------------------------------------------------
          You would pay the following expenses on a $1,000
          investment,
      -----------------------------------------------------------
          assuming (1) 5% annual return and (2) redemption at
          the end of
      -----------------------------------------------------------
          each time period:
      -----------------------------------------------------------
          1 Year ...............................................      $   8             $   8
      -----------------------------------------------------------
          3 Years ..............................................      $  26             $  26

-------------------------------------------------------------------------------------------------

+ Absent the waiver of fees by the Money Market Fund's and the Tax Free Fund's investment adviser and co-administrator, Management Fees would equal .40% and .40%, respectively and Total Fund Operating Expenses would equal [INSERT%] and [INSERT%], respectively. Other Expenses for the Fund are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements. The investment adviser and co-administrator are under no obligation to continue these waivers.


                                 ---------------

    The expense table shows the costs and expenses that an investor will bear directly or indirectly as an investor in each Fund. Certain broker-dealers and financial institutions also may charge their clients fees in connection with investments in Fund shares, which fees are not reflected in the table. The Example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. Moreover, while the Example assumes a 5% annual return, each Fund's actual performance will vary and may result in a return greater or less than 5%. Long term shareholders of the Funds may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    The Warburg Pincus Money Market Fund (the "Money Market Fund") is a diversified money market mutual fund whose investment objective is high current income consistent with liquidity and stability of principal. The Warburg Pincus Tax Free Money Market Fund (the "Tax Free Fund") is a diversified money market mutual fund whose objective is to provide investors with as high a level of current interest income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity. Each objective may be changed only with the approval of the investors in that Fund. There can be, of course, no assurance that a Fund will achieve its investment objective. Investors should be aware that the market value of the obligations in each Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. See "Certain Investment Strategies" for descriptions of certain types of investments the Funds may make.

MONEY MARKET FUND

    The Money Market Fund will attempt to achieve its investment objective by investing in a portfolio of "money market" instruments consisting of United States Treasury Bills, other obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"); bank and bank holding company obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations; commercial paper and notes of other corporate issuers, including those with floating or variable rates of interest (including variable rate master demand notes); and repurchase agreements with respect to the foregoing.

    The Fund will concentrate its investments in the banking industry except during temporary defensive periods. Up to 25% of the assets of the Fund may be invested at any time in the debt obligations of issuers conducting their principal business activities in any industry other than banking. In addition, the Fund may invest up to 25% of its assets in the debt obligations of a single issuer for a period of up to three business days. Securities issued by the United States or its agencies or instrumentalities may be purchased without regard to these limits.

TAX FREE FUND

    At least 80% of the Tax Free Fund's assets will be invested in short-term tax-exempt debt obligations issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Securities"). Dividends paid by the Fund which are derived from interest on Municipal Securities will be excluded from gross income for federal income tax purposes, but will be subject to state and local personal income taxes. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, at least 65% of the Fund's assets will be invested in Municipal Securities.

    Municipal Securities in which the Fund may invest include commercial paper, notes and bonds. Interest on certain bonds issued after August 7, 1986 to finance certain non-governmental activities ("Alternative Minimum Tax Securities") is a preference item for purposes of the federal individual and corporate alternative minimum taxes, but is exempt from regular federal income tax. The Fund is authorized to invest up to 20% of its assets in Alternative Minimum Tax Securities. The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Securities acquired by the Fund may be lower than those from newly issued Municipal Securities acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

    The Fund may for defensive or other purposes invest in certain short-term taxable securities when the Fund's investment adviser [or sub-investment adviser] believes that it would be in the best interests of the Fund's investors. Taxable securities in which the Fund may invest on a short-term basis are Government Securities, including repurchase agreements with banks or securities dealers involving such securities, time deposits maturing in not more than seven days, other debt securities, commercial paper and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more. At no time will more than 20% of the Fund's total assets be invested in taxable short-term securities unless the Fund's investment adviser [or sub-investment adviser] has determined to temporarily adopt a defensive investment policy in the face of an anticipated softening in the market for Municipal Securities in general.

GENERAL
--------------------------------------------------------------------------------

    PRICE AND PORTFOLIO MATURITY. Each Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by a Fund. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

    PORTFOLIO QUALITY AND DIVERSIFICATION. Each Fund will limit its portfolio investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by a Fund. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that the Fund acquires the security. The Funds may purchase securities that are unrated at the time of purchase that a Fund's investment adviser and sub-investment adviser deem to be of comparable quality to rated securities that the Fund may purchase. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and its affiliate, IBCA, Inc. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Fund's Statement of Additional Information.

    The Funds have adopted certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by a Fund's investment adviser and sub-investment adviser. These policies generally restrict a Fund from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. In addition, the credit quality and diversification policies vary to some extent between the Money Market and the Tax Free Funds because the Tax Free Fund is a tax exempt fund.

    YEAR 2000 COMPLIANCE. Many services provided to the Funds and their shareholders by Warburg Pincus Asset Management, Inc., each Fund's investment adviser ("Warburg"), and certain of its affiliates (collectively, the "Warburg Service Providers") and a Fund's other service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with resulting potential difficulty in performing various calculations (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

    The Warburg Service Providers recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on a Fund's investments or on global markets or economies, generally.

    The Warburg Service Providers anticipate that their systems and those of the Funds' other service providers will be adapted in time for the year 2000. To further this goal, the Warburg Service Providers have coordinated a plan to repair, adapt or replace systems that are not year 2000 compliant, and are seeking to obtain similar representations from the Funds' other major service providers. The Warburg Service Providers will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

    Set forth below are descriptions of investments the Fund may make. More detailed information concerning these investments and their related risks is contained in the Fund's Statement of Additional Information.

    BANK OBLIGATIONS. The Money Market Fund may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Fund will invest in obligations of foreign banks or foreign branches of United States banks only if the Fund's investment adviser and sub-investment adviser deem the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

    VARIABLE RATE MASTER DEMAND NOTES. Each Fund may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

    GOVERNMENT SECURITIES. Government Securities in which the Fund may invest include Treasury Bills, Treasury Notes and Treasury Bonds; other obligations that are supported by the full faith and credit of the United States Treasury, such as Government National Mortgage Association pass-through certificates; obligations that are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks; and obligations that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

    REPURCHASE AGREEMENTS. Each Fund may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose the Fund to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights thereto. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

    WHEN-ISSUED SECURITIES. Each Fund may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions, and that a commitment by the Fund to purchase when-issued securities will generally not exceed 45 days. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objectives.

    STAND-BY COMMITMENTS. The Tax Free Fund may acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. The principal risk of a stand-by commitment is that the writer of a commitment may default on its obligation to repurchase the securities acquired by it. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of its advisers, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the investment adviser and sub-investment adviser will review periodically relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

    THIRD PARTY PUTS. The Tax Free Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of its portfolio would be adversely affected. See the Fund's Statement of Additional Information, "Investment Policies -- Additional Information and Policies."


    SPECIAL CONSIDERATIONS AND RISK FACTORS RELATING TO THE TAX FREE FUND. In seeking to achieve its investment objective the Tax Free Fund may invest all or any part of its assets in Municipal Securities which are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues of economically related projects, if such investment is deemed necessary or appropriate by the Fund's investment adviser and sub-investment adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

    The Tax Free Fund also invests in securities backed by guarantees from banks and other financial institutions. The Fund's ability to maintain a stable share price is largely dependent upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

    Other considerations affecting the Tax Free Fund's investments in Municipal Securities are summarized in the Statement of Additional Information.

INVESTMENT GUIDELINES
--------------------------------------------------------------------------------

    Each Fund may invest up to an aggregate of 10% of its total assets in illiquid securities with contractual or other restrictions on resale and other instruments which are not readily marketable. Each Fund is also authorized to borrow and to enter into reverse repurchase agreements in an amount of up to 10% of its total assets for temporary or emergency purposes, but not for leverage, and to pledge its assets to the same extent in connection with such borrowings. Whenever borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments (including roll-overs). A more detailed description of these policies, together with an enumeration of additional investment restrictions that each Fund has adopted and that cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares, is contained in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

    INVESTMENT ADVISER. Each Fund employs Warburg as investment adviser and BIMC as sub-investment adviser to each Fund. In its Advisory Agreement with each Fund, Warburg has agreed to be responsible, subject to the supervision and direction of the Board, for the Fund's investment program, including decisions concerning: (i) the specific types of securities to be held by the Fund and the proportion of the Fund's assets that should be allocated to such investments during particular market cycles, (ii) the specific issuers whose securities will be purchased or sold by the Fund, (iii) the maximum maturity (under one year) of its portfolio investments, (iv) the appropriate average weighted maturity of its portfolio in light of current market conditions and, with respect to the Tax Free Fund, (v) the extent to which taxable securities will be purchased for and held by the Tax Free Fund and (vi) the extent to which securities other than Municipal Securities will be purchased for and held by the Tax Free Fund. In addition, Warburg has each agreed to supervise the performance by the sub-investment adviser of the functions described below.

    For the services provided pursuant to the Advisory Agreement, Warburg is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .40% of the value of each Fund's average daily net assets, out of which Warburg pays BIMC for sub-investment advisory services. Warburg and each Fund's administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by a Fund.

    Warburg is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of June 30, 1998, Warburg managed approximately $22 billion of assets, including approximately $12.3 billion of investment company assets. Incorporated in 1970, Warburg is indirectly controlled by Warburg, Pincus & Co. ("WP&Co."), which has no business other than being a holding company of Warburg and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.

    SUB-INVESTMENT ADVISER. BlackRock Institutional Management Corporation ("BIMC"), formerly PNC Institutional Management Corporation, a wholly owned indirect subsidiary of PNC Bank, National Association ("PNC"), serves as each Fund's sub-investment adviser. BIMC was organized in 1977 by PNC to perform advisory services for investment companies and has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809. As of March 31, 1998, BIMC served as investment adviser to 20 mutual fund portfolios and as sub-investment adviser to 15 mutual funds, having total assets exceeding $42 billion.

    As sub-investment adviser, BIMC has agreed to implement each Fund's investment program as determined by the Board and Warburg. BIMC will supervise the day-to-day operations of the relevant Fund and perform the following services: (i) providing investment research and credit analysis concerning the Fund's investments, (ii) placing orders for all purchases and sales of the Fund's portfolio investments and (iii) maintaining the books and records required to support the Fund's operations. BIMC also calculates the Fund's net asset value, provides accounting services for the Fund and assists in related aspects of the Fund's operations.

    CO-ADMINISTRATORS. The Funds employ Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly owned subsidiary of Warburg, as a co-administrator. As co-administrator, Counsellors Service provides shareholder liaison services to the Fund including responding to shareholder inquiries and providing information on shareholder investments. Counsellors Service also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between a Fund and its various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the Board, preparing proxy statements and annual and semiannual reports, assisting in the preparation of tax returns and monitoring and developing compliance procedures for the Fund. As compensation, each Fund pays to Counsellors Service a fee calculated at an annual rate of .10% of the Fund's average daily net assets.

    The Funds also employ PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Bank Corp., as a co-administrator. As a co-administrator, PFPC calculates a Fund's net asset value, provides all accounting services for the Fund and assists in related aspects of the Fund's operations. As compensation, the Fund pays to PFPC a fee calculated at an annual rate of .12% of the Fund's first $250 million in average daily net assets, .10% of the next $250 million in average daily net assets, .08% of the next $250 million in average daily net assets, and .05% of average daily net assets over $750 million, subject to a minimum annual fee and exclusive out-of-pocket expenses. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.

    CUSTODIAN. PNC serves as the custodian of each Fund's assets. PNC is a subsidiary of PNC Bank Corp. and its principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103.

    TRANSFER AGENT. State Street Bank and Trust Company ("State Street") serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Funds. State Street has delegated to Boston Financial Data Services, Inc., an affiliated company ("BFDS"), responsibility for most shareholder servicing functions. State Street's principal business address is 225 Franklin Street, Boston, Massachusetts 02110. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

    DISTRIBUTOR. Counsellors Securities Inc. ("Counsellors Securities") serves as distributor of the shares of the Funds. Counsellors Securities is a wholly owned subsidiary of Warburg and is located at 466 Lexington Avenue, New York, New York 10017-3147. Counsellors Securities receives a fee at an annual rate equal to .25% of the average daily net assets of each Fund's Common Shares for distribution services, pursuant to a shareholder servicing and distribution plan (the "12b-1 Plan") adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to Counsellors Securities under a 12b-1 Plan may be used by Counsellors Securities to cover expenses that are primarily intended to result in, or that are primarily attributable to, (i) the sale of the Common Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of a Fund and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Common Shares, all as set forth in the 12b-1 Plans. Payments under the 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by Counsellors Securities and the payments may exceed distribution expenses actually incurred. The Board of the Funds evaluate the appropriateness of the 12b-1 Plans on a continuing basis and in doing so consider all relevant factors, including expenses borne by Counsellors Securities and amounts received under the 12b-1 Plans.

    Warburg or its affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients' employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Warburg Pincus Funds. Warburg or its affiliates may pay for travel, meals and lodging in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of Fund shares.

    DIRECTORS AND OFFICERS. The officers of each Fund manage its day-to-day operations and are directly responsible to its Board. The Board of a Fund sets broad policies for each Fund and chooses the Fund's officers. A list of the Directors and officers of each Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the Statement of Additional Information.

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

    In order to invest in a Fund, an investor must first complete and sign an account application. To obtain an application, an investor may telephone Warburg Pincus Funds at (800) 927-2874. An investor may also obtain an account application by writing to:

                              Warburg Pincus Funds
                              P.O. Box 9030
                              Boston, Massachusetts 02205-9030

               OR
               Overnight to:

                              BFDS
                              Attn.: Warburg Pincus Funds
                              2 Heritage Drive
                              North Quincy, Massachusetts 02171

    Completed and signed account applications should be sent to the above.

    RETIREMENT PLANS AND UTMA/UGMA ACCOUNTS. For information (i) about investing in the Money Market Fund through a tax-advantaged retirement plan, such as an Individual Retirement Account ("IRA") or (ii) about opening a Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") account in the Fund, an investor should telephone Warburg Pincus Funds at (800) 927-2874 or write to Warburg Pincus Funds at the address set forth above. Investors should consult their own tax advisers about the establishment of retirement plans and UGMA or UTMA accounts.

    CHANGES TO ACCOUNT. For information on how to make changes to an account, including changes to account registration, address and/or privileges, an investor should telephone Warburg Pincus Funds at (800) 927-2874. Shareholders are responsible for maintaining current account registrations and addresses with the Fund. No interest will be paid on amounts represented by uncashed distribution or redemption checks.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

    Shares of each Fund may be purchased either by mail or, with special advance instructions, by wire and automated clearing house transactions ("ACH on Demand"). The minimum initial investment in each Fund is $1,000 and the minimum subsequent investment is $100. For retirement plans and UTMA accounts in the Money Market Fund, the minimum initial investment is $500. Subsequent minimum investments can be as low as $50 under the Automatic Monthly Investing Plan or by ACH on Demand, as described below. Each Fund reserves the right to change the initial and subsequent investment minimum requirements at any time. In addition, a Fund may, in its sole discretion, waive the initial and subsequent investment minimum requirements with respect to investors who are employees of Warburg or its affiliates or persons with whom Warburg has entered into an investment advisory agreement. Existing investors will be given 15 days' notice by mail of any increase in minimum investment requirements.

    After an investor has made his initial investment, additional shares may be purchased at any time by mail or by wire in the manner outlined above. Wire payments for initial and subsequent investments should be preceded by an order placed with the Fund and should clearly indicate the investor's account number and the name of the Fund in which shares are being purchased. In the interest of economy and convenience, physical certificates representing shares in the Fund are not normally issued.

    BY MAIL. If the investor desires to purchase shares by mail, a check or money order made payable to the Fund or Warburg Pincus Funds (in U.S. currency) should be sent along with the completed account application to Warburg Pincus Funds through its distributor, Counsellors Securities, at the address set forth above. Checks payable to the investor and endorsed to the order of the Fund or Warburg Pincus Funds will not be accepted as payment and will be returned to the sender. If payment is received in proper form prior to the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on a day that a Fund calculates its net asset value (a "business day"), the purchase will be made at the relevant Fund's net asset value calculated at the end of that day. If payment is received at or after the close of regular trading on the NYSE, the purchase will be effected at the relevant Fund's net asset value next determined after payment has been received. Checks or money orders that are not in proper form or that are not accompanied or preceded by a complete account application will be returned to the sender. Shares purchased by check or money order are entitled to receive dividends and distributions beginning on the day payment is received. Checks or money orders in payment for shares of more than one Warburg Pincus Fund should be made payable to Warburg Pincus Funds and should be accompanied by a breakdown of amounts to be invested in each fund. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred. For a description of the manner of calculating the Fund's net asset value, see "Net Asset Value" below.

    BY WIRE. Investors may also purchase shares in a Fund by wiring funds from their banks. Telephone orders by wire will not be accepted until a completed account application in proper form has been received and an account number has been established. Investors should place an order with the Fund prior to wiring funds by telephoning (800) 927-2874. Federal funds may be wired using the following wire address:

                     State Street Bank and Trust Company
                     ABA# 0110 000 28
                     Attn.: Mutual Funds/Custody Department
                     [Insert Warburg Pincus Fund name(s) here]
                     DDA# 9904-649-2
                     F/F/C: [Account; Number and Account Registration]

    If a telephone order is received before 12:00 p.m. (Eastern time) and payment by wire is received on the same day in proper form in accordance with instructions set forth above, the purchase will be executed at noon and shares are entitled to dividends and distributions beginning on that day. If payment by wire is received in proper form before 12:00 p.m. without a prior telephone order, that purchase and any telephone orders placed after 12:00 p.m. for which payment by wire is received on the same day in proper form, will be priced at the net asset value of the Fund as of the close of regular trading on the NYSE on that day and is entitled to dividends and distributions beginning the next business day. Payment for orders that are not accepted will be returned to the prospective investor after prompt inquiry. If a telephone order is placed and payment by wire is not received on the same day, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred.

    AUTOMATIC MONTHLY INVESTMENT PLAN AND ACH ON DEMAND. The Automatic Monthly Investment Plan allows shareholders to authorize a Fund or its agent to debit their bank account monthly ($50 minimum) for the purchase of Fund shares on or about either the tenth or twentieth calendar day of each month. Shareholders may also purchase shares by calling (800) 927-2874 on any business day to request direct debit or credit (for redemptions) of their bank account through an ACH on Demand transaction.

    To establish the Automatic Monthly Investment Plan and/or ACH on Demand option, obtain a separate application or complete the relevant section of the account application. Only an account maintained at a financial institution which is an automated clearing house member may be used, and one common name must appear on both the shareholder's Fund registration and bank account registration. Shareholders using this service must satisfy the initial investment minimum for the Fund prior to or concurrent with the start of any Automatic Monthly Investment Plan or ACH on Demand transaction. Please contact Warburg Pincus Funds at (800) 927-2874 for additional information. Investors should allow a period of up to 30 days in order to implement an Automatic Monthly Investment Plan or ACH on Demand transaction. The failure to provide complete information could result in further delays.

    If an ACH on Demand transaction request is received prior to the close of regular trading on the NYSE, the shares will be priced according to the net asset value of Fund shares on that day and are entitled to dividends and distributions as described above for wire purchases. If a request is received at or after the close of regular trading on the NYSE, the shares will be priced at the relevant Fund's net asset value on the following business day.

    TELEPHONE TRANSACTIONS. Unless otherwise indicated on the account application or if the ACH on Demand option is elected an investor may request transactions by telephone. Investors should realize that in conducting transactions by telephone they may be giving up a measure of security that they might have if they were to conduct these transactions in writing. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Reasonable procedures will be employed on behalf of the Fund designed to give reasonable assurance that instructions communicated by telephone are genuine. Such procedures include providing written confirmation of telephone transactions, tape recording telephone instructions and requiring specific personal information prior to acting upon telephone instructions.

    GENERAL. Each Fund reserves the right to reject any specific purchase order, including certain purchases made by exchange (see "How to Redeem and Exchange Shares -- Exchange of Shares" below). Purchase orders may be refused if, in Warburg's opinion, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Fund may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely affect the Fund's ability to achieve its investment objective. In such event, however, it is anticipated that existing shareholders would be permitted to continue to authorize investment in the Fund and to reinvest any dividends or capital gains distributions.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

    REDEMPTION OF SHARES. An investor in a Fund may redeem (sell) his shares on any day that the Fund's net asset value is calculated (see "Net Asset Value" below).

    Shares of the Fund may either be redeemed by mail or by telephone. Investors should realize that in using the telephone redemption and exchange option, they may be giving up a measure of security that they may have if they were to redeem or exchange their shares in writing. If an investor desires to redeem his shares by mail, a written request for redemption should be sent to Warburg Pincus Funds at the address indicated above under "How to Open an Account." An investor should be sure that the redemption request identifies the relevant Fund, the number of shares to be redeemed and the investor's account number. Payment of redemption proceeds may be delayed in connection with account changes. Each mail redemption request must be signed by the registered owner(s) (or his legal representative(s)) exactly as the shares are registered. If an investor has applied for the telephone redemption feature on his account application, he may redeem his shares by calling Warburg Pincus Funds at (800) 927-2874. An investor making a telephone withdrawal should state (i) the name of the Fund, (ii) the account number of the Fund, (iii) the name of the investor(s) appearing on the Fund's records, (iv) the amount to be withdrawn and (v) the name of the person requesting the redemption.

    After receipt of the redemption request by mail or by telephone, the redemption proceeds will, at the option of the investor, be paid by check and mailed to the investor of record or be wired to the investor's bank as indicated in the account application previously filled out by the investor. The Funds currently do not impose a service charge for effecting wire transfers but each Fund reserves the right to do so in the future. During periods of significant economic or market change, telephone redemptions may be difficult to implement. If an investor is unable to contact Warburg Pincus Funds by telephone, an investor may deliver the redemption request to Warburg Pincus Funds by mail at the address shown above under "How to Open an Account." Although each Fund will redeem shares purchased by check, through the Automatic Monthly Investment Plan or by ACH on Demand before the funds or check clear, payments of the redemption proceeds will be delayed for up to five days (for funds received through the Automatic Monthly Investment Plan or by ACH on Demand) or up to 10 days (for check purchases) from the date of purchase. Investors should consider purchasing shares using a certified or bank check, money order or federal funds wire if they anticipate an immediate need for redemption proceeds.

    Shares are redeemed at the net asset value per share next determined after receipt of a redemption order by a Fund or its agent. Except as noted above, redemption proceeds will normally be mailed or wired to an investor on the next business day following the date a redemption order is effected. If, however, in the judgment of Warburg, immediate payment would adversely affect a Fund, each Fund reserves the right to pay the redemption proceeds within seven days after the redemption order is effected. Furthermore, each Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of an exchange of shares) for such periods as are permitted under the 1940 Act.

    Although each Fund intends to use its best efforts to maintain its net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption. If an investor redeems all the shares in his account, all dividends and distributions declared up to and including the date of redemption are paid along with the proceeds of the redemption.

    If, due to redemptions, the value of an investor's account drops to less than $750 ($250 in the case of an IRA or UTMA account), each Fund reserves the right to redeem the shares in that account at net asset value. Prior to any redemption, a Fund will notify an investor in writing that this account has a value of less than the minimum. The investor will then have 60 days to make an additional investment before a redemption will be processed by the Fund.

    Redemption By Check. An individual investor who is the record owner of Fund shares may request a supply of checks by making the appropriate election on his account application. Checks may be made payable to the order of any person in any amount not less than $500. When a check is presented to State Street for payment, State Street, as agent for the investor, causes the relevant Fund to redeem a sufficient number of shares in the investor's account to cover the amount of the check. A Fund may, in its discretion, waive the checkwriting minimum requirements with respect to investors who are employees of Warburg or its affiliates or persons with whom Warburg has entered into an investment advisory agreement.

    Investors are entitled to receive dividends on the shares to be redeemed through the day the check is presented to State Street for payment. If an investor owns insufficient shares to cover a check, the check will be returned to the investor marked "insufficient funds." Canceled checks will be returned to the investor. Each Fund reserves the right to terminate or modify the check redemption procedure at any time, to impose a service charge or to charge for checks. A Fund may also charge an investor's account for returned checks and for effecting stop orders.

    AUTOMATIC CASH WITHDRAWAL PLAN. Each Fund offers investors an automatic cash withdrawal plan under which investors may elect to receive periodic cash payments of at least $250 monthly or quarterly. To establish this service, complete the "Automatic Withdrawal Plan" section of the account application and attach a voided check from the bank account to be credited. For further information regarding the automatic cash withdrawal plan or to modify or terminate the Plan, investors should contact Warburg Pincus Funds at (800) 927-2874.

    EXCHANGE OF SHARES. An investor may exchange shares of a Fund for shares of the other Fund or for Common Shares of another Warburg Pincus Fund at their respective net asset values. Exchanges may be effected by mail or by telephone in the manner described under "Redemption of Shares" above. If an exchange request is received by Warburg Pincus Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. A Fund may refuse exchange purchases at any time without prior notice.

    The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Fund for shares in another Warburg Pincus Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Warburg Pincus Fund, an investor should contact Warburg Pincus Funds at (800) 927-2874.

    The Funds reserve the right to refuse exchange purchases by any person or group if, in an adviser's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. Each Fund reserves the right to terminate or modify the exchange privilege at any time upon 30 days' notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. Each Fund calculates its dividends from net investment income. Net investment income is declared daily and paid monthly. Net investment income earned on weekends and when the NYSE is not open will be computed on the previous business day. Distributions of long-term capital gains, if any, generally are declared and paid annually at the end of the Fund's fiscal year in which they are earned. Distributions of short-term capital gains, if any, are declared and paid annually, at the end of the fiscal year in the case of the Tax Free Fund, and periodically, as the Board determines, in the case of the Money Market Fund. Unless an investor instructs a Fund to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested in additional shares of the relevant Fund at net asset value. The election to receive dividends in cash may be made on the account application or, subsequently, by writing to Warburg Pincus Funds at the address set forth under "How to Open an Account" or by calling Warburg Pincus Funds at (800) 927-2874.

    A Fund may be required to withhold for U.S. federal income taxes 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding.

    TAXES. Each Fund intends to qualify each year as a "regulated investment company" within the meaning of the Code. A Fund, if it qualifies as a regulated investment company, will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain. Each Fund expects to pay such additional dividends and to make such additional distributions as are necessary to avoid the application of this tax. As long as the Tax Free Fund qualifies as a regulated investment company and meets certain other Code requirements (including the requirement that at least 50% of its assets are invested in tax-exempt obligations at the close of each quarter of its taxable year), distributions of tax-exempt interest income will be excluded from an investor's income for federal income tax purposes.

    Such exempt interest dividends paid by the Tax Free Fund may be excluded by investors from their gross incomes for federal income tax purposes, although (i) such exempt interest dividends will be a tax preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent they are derived from Alternative Minimum Tax Securities and (ii) all exempt interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax. In addition, corporate investors may incur a greater federal environmental tax liability through the receipt of Fund dividends and distributions if the tax is reinstated as proposed by President Clinton. Investors who are "substantial users" (or "related persons" of substantial users) within the meaning of the Code of facilities financed by Alternative Minimum Tax Securities should consult their tax advisers as to whether the Tax Free Fund is a desirable investment.

    Dividends paid by a Fund from its taxable net investment income (if any, in the case of the Tax Free Fund) and distributions of any net short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to investors as ordinary income, whether received in cash or reinvested in additional shares of the Fund. As a general rule, an investor's gain or loss on a sale or redemption of his Fund shares will be a long-term capital gain or loss if he has held his shares for more than one year and will be short-term capital gain or loss if he has held his shares for one year or less. Each Fund does not expect to realize long-term capital gains and, therefore, it is unlikely that any portion of the dividends or distributions paid by a Fund will be taxable to investors as long-term capital gains. An investor in the Tax Free Fund who redeems his shares prior to the declaration of a dividend may lose tax exempt status on accrued income attributable to tax exempt Municipal Securities. Investors may be proportionately liable for taxes on income and gains of a Fund, but investors not subject to tax on their income will not be required to pay tax on amounts distributed to them. Each Fund's dividends and distributions will not qualify for the dividends-received deduction allowed to corporations. The Funds' investment activities should not result in unrelated business taxable income to a tax exempt investor.

    GENERAL. Statements as to the tax status of each investor's dividends and distributions are mailed annually. In the case of the Tax Free Fund, these statements set forth the dollar amount of income excluded or exempt from federal income taxes, and the dollar amount, if any, subject to taxation. These statements also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Each investor in the Money Market Fund will also receive, if applicable, various written notices after the close of the Fund's prior taxable year with respect to certain dividends and distributions which were received from the Fund during the Fund's prior taxable year. Investors should consult their own tax advisers with specific reference to their own tax situations, and their state and local taxes that may apply to dividends and distributions received from the Money Market Fund. In this regard, investors should be aware that if a portion of any dividend is derived from interest on United States government obligations, that portion may be subject to tax by certain states, even though such interest, if received directly by an investor, would be exempt from state income tax.

NET ASSET VALUE
--------------------------------------------------------------------------------

    Each Fund's net asset value per share is calculated at noon and as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on each business day, Monday through Friday, except on days when the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

    The net asset value per share of each Fund is computed by adding the value of the Fund's assets, deducting liabilities and dividing the result by the number of outstanding shares. Fund securities are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

PERFORMANCE
--------------------------------------------------------------------------------

    From time to time, a Fund may advertise its yield and effective yield and, in the case of the Tax Free Fund, its tax equivalent yield. The yield of a Fund refers to the income generated by an investment in the shares over a seven-day period, which is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, assumes that income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax equivalent yield shows the taxable yield an investor in the highest applicable tax bracket would have to earn to equal the Tax Free Fund's tax-free yield after the imposition of federal, state and local personal income taxes. The Tax Free Fund's tax equivalent yield is calculated by dividing the Fund's tax-exempt yield by one minus the highest level of the combined federal, state and local tax rates. Yield, effective yield and tax equivalent yield may be shown by means of schedules, charts or graphs.

    Investors should note that yield, effective yield and tax equivalent yield figures are based on historical earnings and are not intended to indicate future performance. The Fund's Statement of Additional Information describes the method used to determine the Fund's yield. Current yield figures may be obtained by calling Warburg Pincus Funds at (800) 927-2874.

    A Fund may compare its performance with (i) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or (ii) in the case of the Tax Free Fund, an average of the yields of similar New York tax-exempt money market funds based on information contained in Donoghue's Money Market Fund Report, which is published weekly by the Donoghue Organization or
(iii) in the case of the Money Market Fund, the Donoghue's Money Market Fund Average, which is an average of all major taxable money market fund yields published weekly by the Donoghue Organization or (iv) in each case, other appropriate indexes of investment securities. Each Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, Mutual Fund Magazine, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Fund may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

    In reports or other communications to investors or in advertising, a Fund may discuss relevant economic and market conditions affecting the Fund. In addition, the Fund may render periodic updates of Fund investment activity, which may include, among other things, discussion or quantitative statistical or comparative analysis of portfolio composition and significant portfolio holdings. The Fund may also describe the Fund's investment objective, approaches taken in managing the Fund's investments or the methodology underlined in the Fund's portfolios. The Fund may also discuss measures of risk and the continuum of risk and return relating to different investments.

GENERAL INFORMATION
--------------------------------------------------------------------------------

    ORGANIZATION. The Money Market Fund and the Tax Free Fund were incorporated on July 24, 1998 under the laws of the State of Maryland as "Warburg, Pincus Money Market Fund, Inc." and "Warburg, Pincus Tax Free Money Market Fund, Inc.," respectively. Each Fund's charter authorizes the Board to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Under a Fund's charter documents, the Board has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund. Since no Advisor Shares are outstanding for the Fund, references to "shares" in this prospectus refer solely to the common shares of the Fund unless the context otherwise requires.

    MULTI-CLASS STRUCTURE. Although neither Fund currently does so, each Fund is authorized to offer a separate class of shares, the Advisor Shares, pursuant to a separate prospectus. Individual investors could only purchase Advisor Shares through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries. Shares of each class would represent equal pro rata interests in the relevant Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by the Advisor Shares, the total return on such shares can be expected to be lower than the total return on common shares.

    VOTING RIGHTS. Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund. [Lionel I. Pincus may be deemed to be a controlling person of each Fund because he may be deemed to possess or share investment power over shares owned by clients of Warburg and certain other entities.]

    SHAREHOLDER COMMUNICATIONS. Each investor will receive a quarterly statement of his account, as well as a statement of his account after any transaction that affects his share balance or share registration (other than the reinvestment of dividends or distributions or investment made through the Automatic Investment Program). Each Fund will also send to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by a Fund, as well as certain statistical characteristics of the Fund, may be obtained by calling Warburg Pincus Funds at (800) 927-2874 or on the Warburg Pincus Funds Web site at www.warburg.com.

--------------------------------------------------------------------------------

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE FUND'S STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

\
                                TABLE OF CONTENTS

             The Funds' Expenses .................................2
             Investment Objectives and Policies...................3
             General .............................................4
             Portfolio Investments ...............................4
             Investment Guidelines ...............................6
             Management of the Funds .............................6
             How to Open an Account ..............................8
             How to Purchase Shares ..............................8
             How to Redeem and Exchange Shares ..................10
             Dividends, Distributions and Taxes .................12
             Net Asset Value ....................................13
             Performance ........................................13
             General Information ................................14


                              [WARBURG PINCUS LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                           800-WARBURG (800-927-2874)
                                 www.warburg.com

COUNSELLORS SECURITIES INC., DISTRIBUTOR.                            WP__-1-0898

                   SUBJECT TO COMPLETION, DATED JULY 24, 1998

    Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective.
              This Statement of Additional Information does not
                           constitute a prospectus.



                       STATEMENT OF ADDITIONAL INFORMATION

                                 [INSERT], 1998

                         ------------------------------

                        WARBURG PINCUS MONEY MARKET FUND
                    WARBURG PINCUS TAX FREE MONEY MARKET FUND
                 P.O. Box 9030, Boston, Massachusetts 02205-9030
                       For information call: (800) WARBURG
                         ------------------------------

                                    Contents

                                                                          Page
                                                                          ----
Investment Objectives ...................................................   2
Municipal Securities ....................................................   2
Investment Policies .....................................................   3
Management of the Funds .................................................  11
Additional Purchase and Redemption Information ..........................  18
Exchange Privilege ......................................................  18
Additional Information Concerning Taxes .................................  19
Determination of Yield ..................................................  22
Independent Accountants and Counsel .....................................  22
Financial Statements ....................................................  23
Appendix
    Description of Commercial Paper and Municipal Securities Ratings.....  A-1

                  This Statement of Additional Information is meant to be read in conjunction with the combined Prospectus of Warburg Pincus Money Market Fund (the "Money Market Fund") and Warburg Pincus Tax Free Money Market Fund (the "Tax Free Fund"), dated [INSERT], 1998, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds' Prospectus and information regarding each Fund's current yield may be obtained by calling the Fund at (800) 927-2874. Information regarding the status of shareholder accounts may also be obtained by calling the Fund at the same number or by writing to the Fund, P.O. Box 9030, Boston, Massachusetts 02205-9030.

                              INVESTMENT OBJECTIVES

                  The investment objective of the Money Market Fund is to provide investors with high current income consistent with liquidity and stability of principal.

                  The investment objective of the Tax Exempt Fund is to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

                              MUNICIPAL SECURITIES

                  Under normal circumstances, substantially all of the Tax Exempt Fund's assets will be invested in Municipal Securities. Municipal Securities include short-term debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity securities that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from federal income tax.

                  The two principal types of Municipal Securities consist of "general obligation" and "revenue" issues, and the Tax Exempt Fund's portfolio may include "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity securities held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity securities is usually directly related to the credit standing of the corporate user of the facility involved.

                  There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's investment adviser and sub-investment adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See the Appendix attached hereto for further information concerning ratings and their significance.

                  An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Securities may be materially adversely affected.

                  Among other instruments, the Tax Exempt Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                               INVESTMENT POLICIES

                  The following policies supplement the descriptions of each Fund's investment objective and policies in the Prospectus.

Additional Information on Investment Practices

                  Variable Rate Master Demand Notes. Variable rate master demand notes held by a Fund may have maturities of more than thirteen months, provided:
(i) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to thirteen months. In determining the Fund's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of thirteen months or less, each note will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service or when purchasing variable rate master demand notes, the Fund's investment adviser and sub-investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

                  In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, the Fund will invest in such instruments only where its investment adviser and sub-investment adviser believe that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

                  When-Issued Securities. As stated in the Prospectus, a Fund may purchase Municipal Securities or portfolio securities, as the case may be, on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

                  When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  Reverse Repurchase Agreements and Borrowings. A Fund may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

                  Repurchase Agreements (Money Market Fund only). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

                  Stand-By Commitment Agreements (Tax Exempt Fund only). The Fund may acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified

Municipal Securities at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put" options. The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time.

                  The principal risk of a stand-by commitment is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of Warburg Pincus Asset Management, Inc., each Fund's investment adviser ("Warburg"), present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Warburg will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims.

                  The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

                  The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

                  The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. Stand-by commitments would not affect the average weighted maturity of the Fund's portfolio.

                  The Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to a stand-by commitment and the interest on the Municipal Securities will be tax-exempt to the Fund.

                  Third Party Puts (Tax Exempt Fund only). The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund's portfolio would be adversely affected.

                  These bonds coupled with puts may present the same tax issues as are associated with stand-by commitments. As with any stand-by commitment, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, Warburg intends to manage the Fund in a manner designed to minimize any adverse impact from these investments.

                  Taxable Investments (Tax Exempt Fund only). Because the Fund's purpose is to provide income excluded from gross income for federal income tax purposes, the Fund generally will invest in taxable obligations only if and when the investment adviser believes it would be in the best interests of the Fund's investors to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (i) pending investment of proceeds of sales of Fund shares or the sale of its portfolio securities or (ii) when the Fund requires highly liquid securities in order to meet anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when the Fund's investment adviser determines that it is advisable to do so because of adverse market conditions affecting the market for Municipal Securities generally.

                  Among the taxable investments in which the Fund may invest are repurchase agreements and time deposits maturing in not more than seven days. The Fund may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

Other Investment Limitations

                  Money Market Fund. The investment limitations numbered 1 through 6 may not be changed without the affirmative vote of the holders of a majority of the Money Market Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 7 and 12 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time.

                  The Money Market Fund may not:

                  1. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of such borrowing. The Fund does not currently intend to enter into reverse repurchase agreements in amounts in excess of 5% of its assets at the time the agreement is entered into. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

                  2. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may purchase commercial paper issued by companies that invest in real estate or interests therein.

                  3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities, and except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation.

                  4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances.

                  5. Make loans except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and enter into repurchase agreements.

                  6. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  7. Purchase securities on margin, make short sales of securities or maintain a short position.

                  8. Write or sell puts, calls, straddles, spreads or combinations thereof.

                  9. Invest in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or indentures, state bonds, municipal bonds or industrial revenue bonds.

                  10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.

                  11. Invest more than 10% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by the Fund, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

                  12.      Invest in oil, gas or mineral leases.

                  If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                  Tax Exempt Fund. The investment limitations numbered 1 through 6 may not be changed without the affirmative vote of the holders of a majority of the Tax Exempt Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 7 and 11 may be changed by a vote of the Fund's Board of Directors at any time.

                  The Tax Exempt Fund may not:

                  1. Invest less than 80% of its assets in securities the interest on which is exempt from federal income tax, except during temporary defensive periods or under unusual market conditions, as determined by the Fund's investment adviser.

                  2. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of such borrowing. The Fund does not currently intend to enter into reverse repurchase agreements in amounts in excess of 5% of its assets at the time the agreement is entered into. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

                  3. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of (i) obligations issued by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions, (ii) certificates of deposit issued by United States branches of United States banks or (iii) Municipal Securities the interest on which is paid solely from revenues of economically related projects. For purposes of this restriction, private activity securities ultimately payable by companies within the same industry are treated as if they were issued by issuers in the same industry.

                  4. Make loans except that the Fund may purchase or hold debt obligations and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

                  5. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in debt obligations secured by real estate, mortgages or interests therein.

                  7. Purchase securities on margin, make short sales of securities or maintain short positions.

                  8. Write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may acquire stand-by commitments.

                  9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.

                  10. Invest more than 10% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are not readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days and variable rate master demand notes providing for settlement upon more than seven days notice by the Fund and time deposits maturing in more than seven calendar days shall be considered illiquid securities.

                  11.       Invest in oil, gas or mineral leases.

                  If a percentage restriction (other than the percentage limitation set forth in No. 2 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

Portfolio Valuation

                  Each Fund's securities are valued on the basis of amortized cost. Under this method, a Fund values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount the Fund would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize the Fund's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Fund's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

Portfolio Transactions

                  Warburg is responsible for establishing, reviewing, and, where necessary, modifying a Fund's investment program to achieve its investment objective. BlackRock Institutional Management Corporation ("BIMC") generally will select specific portfolio investments and effect transactions for each Fund. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the relevant Fund with research advice or other services.

                  Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by BIMC. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which BIMC believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  In no instance will portfolio securities be purchased from or sold to Warburg, BIMC, PNC Bank, National Association ("PNC") or Counsellors Securities Inc. ("Counsellors Securities") or any affiliated person of such companies, except pursuant to an exemption received from the Securities and Exchange Commission (the "SEC").

                  The Tax Exempt Fund may participate, if and when practicable, in bidding for the purchase of Municipal Securities directly from an issuer for its portfolio in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when Warburg or BIMC, in their sole discretion, believes such practice to be otherwise in the Fund's interest.

                  Each Fund does not intend to seek profits through short-term trading. A Fund's annual portfolio turnover will be relatively high but is not expected to have a material effect on its net income. Each Fund's turnover is expected to be zero for regulatory reporting purposes.

                                         MANAGEMENT OF THE FUNDS

Officers and Board of Directors

                  The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Richard N. Cooper* (63) ...............   Director
Harvard University                        Professor at Harvard University;
1737 Cambridge Street                     National Intelligence Council from
Cambridge, Massachusetts  02138           June 1995 until January 1997; Director
                                          or Trustee of Circuit City Stores,
                                          Inc. (retail electronics and
                                          appliances) and Phoenix Home Life
                                          Insurance Company; Director/Trustee of
                                          other investment companies advised by
                                          Warburg.

Jack W. Fritz (71) ....................   Director
2425 North Fish Creek Road                Private investor; Consultant and
P.O. Box 483                              Director of Fritz Broadcasting, Inc.
Wilson, Wyoming  83014                    and Fritz Communications (developers
                                          and operators of radio stations);
                                          Director of Advo, Inc. (direct mail
                                          advertising); Director/Trustee of
                                          other investment companies advised by
                                          Warburg.

John L. Furth* (67) ...................   Chairman of the Board
466 Lexington Avenue                      Vice Chairman, Managing Director and
New York, New York  10017-3147            Director of Warburg; Associated with
                                          Warburg since 1970; Director of
                                          Counsellors Securities; Chairman of
                                          the Board of other investment
                                          companies advised by Warburg.

Jeffrey E. Garten (51) ................   Director
Box 208200                                Dean of Yale School of Management and
New Haven, Connecticut  06520-8200        William S. Beinecke Professor in the
                                          Practice of International Trade and
                                          Finance; Undersecretary of Commerce
                                          for International Trade from November
                                          1993 to October 1995; Professor at
                                          Columbia University from September
                                          1992 to November 1993;
                                          Director/Trustee of other investment
                                          companies advised by Warburg.


Arnold M. Reichman* (50) ..............   Director
466 Lexington Avenue                      Managing Director, Chief Operating
New York, New York  10017-3147            Officer and Assistant Secretary of
                                          Warburg; Director of The RBB Fund,
                                          Inc.; Associated with Warburg since
                                          1984; Director and officer of
                                          Counsellors Securities;
                                          Director/Trustee of other investment
                                          companies advised by Warburg.
---------------------
* Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

Alexander B. Trowbridge (68) ..........   Director
1317 F Street, N.W., 5th Floor            President of Trowbridge Partners, Inc.
Washington, DC  20004                     (business consulting) from January
                                          1990 to November 1996; Director or
                                          Trustee of New England Mutual Life
                                          Insurance Co., ICOS Corporation
                                          (biopharmaceuticals), Waste
                                          Management, Inc. (solid and hazardous
                                          waste collection and disposal), IRI
                                          International (energy services), The
                                          Rouse Company (real estate
                                          development), Harris Corp.
                                          (electronics and communications
                                          equipment), The Gillette Co. (personal
                                          care products) and Sun Company Inc.
                                          (petroleum refining and marketing);
                                          Director/Trustee of other investment
                                          companies advised by Warburg.

Eugene L. Podsiadlo (41) ..............   President
466 Lexington Avenue                      Managing Director of Warburg;
New York  10017-3147                      Associated with Warburg since 1991;
                                          Vice President of Citibank, N.A. from
                                          1987-1991; Officer of Counsellors
                                          Securities and other investment
                                          companies advised by Warburg.


Eugene P. Grace (46) ..................   Vice President and Secretary
466 Lexington Avenue                      Senior Vice President of Warburg;
New York, New York  10017-3147            Associated with Warburg since April
                                          1994; Attorney-at-law from September
                                          1989-April 1994; life insurance agent,
                                          New York Life Insurance Company from
                                          1993-1994; Officer of Counsellors
                                          Securities and other investment
                                          companies advised by Warburg.

Stephen Distler (45) ..................   Vice President
466 Lexington Avenue                      Managing Director of Warburg;
New York, New York  10017-3147            Associated with Warburg since 1984;
                                          Treasurer of Counsellors Securities;
                                          Officer of other investment companies
                                          advised by Warburg.

Howard Conroy, CPA (44) ...............   Vice President and Chief Financial
466 Lexington Avenue                      Officer Vice President of Warburg;
New York, New York  10017-3147            Associated with Warburg since 1992;
                                          Officer of other investment companies
                                          advised by Warburg.

Daniel S. Madden, CPA (32) ............   Treasurer and Chief Accounting Officer
466 Lexington Avenue                      Vice President of Warburg; Associated
New York, New York 10017-3147             with Warburg since 1995; Associated
                                          with BlackRock Financial Management,
                                          Inc. from September 1994 to October
                                          1995; Associated with BEA Associates
                                          from April 1993 to September 1994;
                                          Associated with Ernst & Young LLP from
                                          1990 to 1993; Officer of other
                                          investment companies advised by
                                          Warburg.

Janna Manes, Esq. (30) ................   Assistant Secretary
466 Lexington Avenue                      Vice President of Warburg; Associated
New York, New York 10017                  with Warburg since 1996; Associated
                                          with the law firm of Willkie Farr &
                                          Gallagher from 1993-1996; Officer of
                                          other investment companies advised by
                                          Warburg.

                  No employee of Warburg, BIMC, PNC or PFPC Inc., the Fund's co-administrator ("PFPC"), or any of their affiliates receives any compensation from the Fund for acting as an officer or Director of the Fund. Each Director who is not a director, officer or employee of Warburg, PFPC or any of their affiliates receives an annual fee of $500, and $250 for each meeting of the Board attended by him for his services as Director and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325.

Directors' Total Compensation

                                                      Total Compensation from
                         Compensation from            all Investment Companies
Name of Director          each Fund+                     Managed by Warburg*
----------------          ---------------               ------------------
John L. Furth                None**                            None**
Richard N. Cooper            $2,000                           $44,500
Jack W. Fritz                $2,000                           $44,500
Jeffrey E. Garten              N/A                              N/A
Arnold M. Reichman           None**                            None**
Alexander B. Trowbridge      $2,000                           $44,500
--------------------

+ Amounts shown are estimates of payments to be made for the remaining period of the fiscal year ending December 31, 1998 pursuant to existing arrangements.

* Each Director also serves as a Director or Trustee of [__] other investment companies advised by Warburg.

** Mr. Furth and Mr. Reichman receive compensation as affiliates of Warburg and, accordingly, receive no compensation from a Fund or any other investment company advised by Warburg.

Investment Advisers, Sub-Investment Adviser and Administrator and Co-Administrator

                  Warburg serves as investment to the Money Market Fund and Tax Exempt Fund, BIMC serves as sub-investment adviser and administrator to each Fund, and Counsellors Funds Service, Inc. ("Counsellors Service") serves as co-administrator to the Funds pursuant to written agreements (the "Advisory Agreement," the "Sub-Advisory Agreements" and the "Co-Administration Agreement," respectively, and collectively, the "Agreements"). The services provided by and the fees payable by a Fund to Warburg, BIMC and Counsellors Service under the respective Agreements are described in the Prospectus.

Banking Laws

                  Banking laws and regulations presently (i) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, but (ii) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company. PNC and BIMC are subject to such banking laws and regulations.

                  BIMC, PNC and the Funds have been advised by Messrs. Ballard, Spahr, Andrews & Ingersoll that BIMC and PNC may perform the services for the Fund contemplated by their respective agreements with the Fund and the Prospectus without violation of applicable banking laws or regulations. Such counsel have pointed out, however, that future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent one or more of them from continuing to perform services for the Fund. If BIMC or PNC were prohibited from providing services to the Fund, the Board would select another qualified firm. Any new investment or sub-investment advisory agreement would be subject to shareholder approval.

Custodian and Transfer Agent

                  PNC is custodian of each Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (v) makes periodic reports to the Board concerning the Fund's custodial arrangements. PNC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of a Fund, provided that PNC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. PNC is an indirect wholly owned subsidiary of PNC Bank Corp., and its principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103.

                  State Street Bank and Trust Company ("State Street") has agreed to serve as each Fund's shareholder servicing, transfer and dividend disbursing agent pursuant to a Transfer Agency and Service Agreement, under which State Street (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of the Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts, and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. State Street has delegated to Boston Financial Data Services, Inc. ("BFDS"), an affiliated company, responsibility for most shareholder servicing functions. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

Organization of the Funds

                  The Funds are incorporated in Maryland. See the Prospectus, "General Information." All shareholders of a Fund, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

Distribution and Shareholder Servicing

                  Common Shares. Each Fund has entered into a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which a Fund will pay Counsellors Securities, in consideration for Services (as defined below), a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares of the Fund. Services performed by Counsellors Securities include (i) the sale of the Common Shares, as set forth in the 12b-1 Plan ("Selling Services"), (ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of the Fund, as set forth in the 12b-1 Plan ("Shareholder Services"), and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Common Shares, as set forth in the 12b-1 Plan ("Administrative Services" and collectively with Selling Services and Administrative Services, "Services") including, without limitation, (a) payments reflecting an allocation of overhead and other office expenses of Counsellors Securities related to providing Services; (b) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the Common Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Shareholder Services; (c) payments made to compensate selected dealers or other authorized persons for providing any Services; (d) costs relating to the formulation and implementation of marketing and promotional activities for the Common Shares, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of the Fund; and (f) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

                  Pursuant to the 12b-1 Plan, Counsellors Securities will provide the Fund's Board with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made.

                  Advisor Shares. Each Fund may, in the future, enter into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. Agreements will be governed by a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan requires the Board, at least quarterly, to receive and review written reports of amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

                  An Institution with which a Fund has entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the
Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund investments for the instruments of Institutions.

                  General. The Distribution Plan and the 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plans or the 12b-1 Plans, as the case may be ("Independent Directors"). Any material amendment of the Distribution Plan or 12b-1 Plan would require the approval of the Board in the same manner. Neither the Distribution Plan nor the 12b-1 Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The Distribution Plan or 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus.

                  Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which The New York Stock Exchange, Inc. (the "NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund will comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

                  Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. All dividends and distributions on shares in the Plan are automatically reinvested at net asset value in additional shares of the Fund.

                               EXCHANGE PRIVILEGE

                  An exchange privilege with certain other funds advised by Warburg is available to investors in a Fund. The funds into which exchanges of Common Shares currently can be made are listed in the Common Share Prospectus. Exchanges may also be made between certain Warburg Pincus Advisor Funds.

                  The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision. Subject to the restrictions on exchange purchases contained in the Prospectus and any other applicable restrictions, this privilege is available to shareholders residing in any state in which the Common Shares or Advisor Shares being acquired, as relevant, may legally be sold. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of the relevant class of each fund into which an exchange is being considered. Shareholders may obtain a prospectus of the relevant class of the fund into which they are contemplating an exchange from Counsellors Securities.

                  Subject to the restrictions described above, upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the relevant class and the proceeds are invested on the same day, at a price as described above, in shares of the relevant class of the fund being acquired. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The discussion set out below of tax considerations generally affecting the Fund and its shareholders is intended to be only a summary and is not intended as a substitute for careful tax planning by prospective shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                  As described above and in the Fund's Prospectus, the Tax Exempt Fund is designed to provide investors with current income which is excluded from gross income for federal income tax purposes. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Fund would not be suitable for tax-exempt institutions, individual retirement plans, employee benefit plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

                  Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, each Fund must, among other things: (i) distribute to its shareholders at least the sum of 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains) plus 90% of its net tax-exempt interest income; (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to the Fund's business of investing in securities; and (iii) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, the Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending December 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

                  Although each Fund expects to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by the Fund would reduce the amount of income and gains available for distribution to shareholders.

                  Investors in the Money Market Fund should be aware that it is possible that some portion of the Fund's income from investments in obligations of foreign banks could become subject to foreign taxes.

                  Because the Tax Exempt Fund will distribute exempt interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes. In addition, the Code may require a shareholder, if he or she receives exempt interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any dividend paid by the Fund which represents income derived from private activity securities held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus, (i) some of the Fund's dividends may be a tax preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes and (ii) the receipt of Fund dividends and distributions may affect a corporate shareholder's federal "environmental" tax liability if that tax is reinstated as proposed by President Clinton. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and a Subchapter S corporation shareholder's federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they
(i) may be "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) are subject to a federal alternative minimum tax, the federal environmental tax, the federal "branch profits" tax, or the federal "excess net passive income" tax.

                  While each Fund does not expect to realize net long-term capital gains, any such realized gains will be distributed as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by a Fund to shareholders after the close of the Fund's taxable year. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share.

                  A shareholder of a Fund receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.

                  Each shareholder of the Money Market Fund will receive an annual statement as to the federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year.

                  Each shareholder of the Tax Exempt Fund will receive an annual statement as to the federal personal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to the Fund's dividends and distributions. The dollar amount of dividends excluded from federal income taxation and the dollar amounts subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. In the event that the Fund derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                  If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, then the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability.

      THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES
       AFFECTING A FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO
               CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE
              PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT
                                  IN THE FUND.

                             DETERMINATION OF YIELD

                  From time to time, each Fund may quote its yield, effective yield and tax equivalent yield, as applicable, in advertisements or in reports and other communications to shareholders. A Fund's seven-day yield is calculated by (i) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (ii) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (iii) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The Fund's seven-day compound effective annualized yield is calculated by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. The Tax Exempt Fund's tax equivalent yield is calculated by dividing that portion of the base period return which is exempt from federal personal income taxes by 1 minus the highest marginal federal individual income tax rate and adding the quotient to that portion, if any, of the yield which is not exempt from those taxes.

                  Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses allocable to it. Yield information may be useful in reviewing a Fund's performance and for providing a basis for comparison with other investment alternatives. However, the Fund's yield will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. In comparing the Fund's yield with that of other money market funds, investors should give consideration to the quality and maturity of the portfolio securities of the respective funds.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

                  PricewaterhouseCoopers LLP ("PWC"), with principal offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The statement of assets and liabilities of each Fund, as of [INSERT], 1998, that appears in this Statement of Additional Information has been audited by PWC, whose report thereon appears elsewhere herein and has been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                  Willkie Farr & Gallagher serves as counsel for the Fund as well as counsel to Warburg, Counsellors Service and Counsellors Securities.

                              FINANCIAL STATEMENTS

The Fund's financial statement follows the Report of Independent Accountants.

                                    APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

            Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

            The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

            Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

            Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

            Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                 DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

            The following summarizes the highest two ratings used by S&P for Municipal Securities:

            AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            To provide more detailed indications of credit quality, the "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

            The following summarizes the highest two ratings used by Moody's for bonds:

            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds that are rated As are judged to be of high quality by all standards. Together with the Aaa group they are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            Moody's applies numerical modifiers (1,2 and 3) with respect to the bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

            The following summarizes the two highest ratings used by S&P for short-term notes:

            SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

            SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

            The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

            MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

            MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

            Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

            The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

            Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

            Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

            Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                                     PART C

                                OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements

                  (1)   Financial Statements included in Part B:*
                        (a)   Report of PricewaterhouseCoopers LLP,
                              Independent Accountants.
                        (b)   Statement of Net Assets and Liabilities.*

            (b)   Exhibits:

1           Articles of Incorporation.

2           By-Laws.

3           Not applicable.

4           Registrant's Forms of Stock Certificates.*

5           Form of Investment Advisory Agreement.*

6           Form of Distribution Agreement.*

7           Not applicable.

8           Custodian Agreement with PNC Bank, National Association.*

9(a)        Transfer Agency and Service Agreement.*

 (b)        Form of Co-Administration Agreement with Counsellors Funds
            Service, Inc.*

 (c)        Form of Co-Administration Agreement with PFPC Inc.*

10(a)       Opinion and Consent of Willkie Farr & Gallagher.*

  (b) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.*

11          Consent of PricewaterhouseCoopers LLP*

12          Not applicable.

---------------------------

*           To be filed by amendment.

13          Form of Purchase Agreement.*

14          Not applicable.

15(a)       Form of Shareholder Servicing and Distribution Plan.*

  (b)       Form of Distribution Plan.*

16          Not applicable.

17          Not applicable.

18          Form of 18f-3 Plan.*


Item 25.    Persons Controlled by or Under Common Control with Registrant

            All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Warburg Pincus Asset Management, Inc. ("Warburg"), a corporation formed under New York Law.


Item 26.    Number of Holders of Securities

      It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27.    Indemnification

                 Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

                 Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law.

This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

                 Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

                 Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees)actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

Item 28.    (a)   Business and Other Connections of
                  Investment Adviser

            Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-28-496).

            (b)   Business and Other Connections of
                  Sub-Investment Adviser and Administrator

            Blackrock Institutional Management Corporation ("BIMC"), a wholly owned indirect subsidiary of PNC Bank, National Association ("PNC"), performs sub-investment advisory services for Registrant and advisory services for certain other investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. In addition to its trust business, PNC provides commercial banking services. The list required by this Item 28 of officers and directors of BIMC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is by BIMC (SEC File No. 801-13-304).

Item 29.    Principal Underwriter

            (a) Counsellors Securities will act as distributor for Registrant, as well as for The RBB Fund, Inc.; Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central and Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus Municipal Money Market Mileage Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Fixed Income Fund and Warburg Pincus U.S. Structured Core Equity Fund.

            (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form

BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

            (c)    None.

Item 30.    Location of Accounts and Records

            (1)   Warburg, Pincus Money Market Fund
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's articles of incorporation, by-laws and minute books)

            (2) Blackrock Institutional Management Corporation 400 Bellevue Parkway Wilmington, Delaware 19809 (records relating to its functions as sub-investment adviser and administrator)

            (3)   Counsellors Funds Service, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as co-administrator)

            (4)   PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as transfer and dividend disbursing agent)

            (5)   PNC Bank, National Association
                  1600 Market Street
                  Philadelphia, Pennsylvania  19103
                  (records relating to its functions as custodian)

            (6)   Counsellors Securities Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as distributor)

            (7)   Warburg Pincus Asset Management, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as investment adviser)

            (8)   State Street Bank and Trust Co.
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  (records relating to its functions as transfer agent and dividend disbursing agent)

            (9)   Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts  02177
                  (records relating to its functions as transfer agent and dividend disbursing agent)

Item 31.    Management Services
            Not applicable.

Item 32.    Undertakings

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 20th day of July, 1998.

                                    WARBURG, PINCUS MONEY MARKET FUND, INC.


                                     By:/s/Eugene L. Podsiadlo
                                        ----------------------------
                                        Eugene L. Podsiadlo
                                        President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                           Title                         Date

/s/John L. Furth                    Chairman of the          July 20, 1998
---------------------------         Board of Directors
    John L. Furth

/s/Eugene L. Podsiadlo              President                July 20, 1998
---------------------------
    Eugene L. Podsiadlo

/s/Howard Conroy                    Vice President and       July 20, 1998
---------------------------         Chief Financial
    Howard Conroy                   Officer


/s/Daniel S. Madden                 Treasurer and            July 20, 1998
---------------------------         Chief Accounting
    Daniel S. Madden                Officer


/s/Richard N. Cooper                Director                 July 20, 1998
---------------------------
    Richard N. Cooper

/s/Jack W. Fritz                    Director                 July 20, 1998
---------------------------
    Jack W. Fritz

/s/Jeffrey E. Garten                Director                 July 20, 1998
---------------------------
    Jeffrey E. Garten

/s/Arnold M. Reichman               Director                 July 20, 1998
---------------------------
    Arnold M. Reichman

/s/Alexander B. Trowbridge          Director                 July 20, 1998
--------------------------
    Alexander B. Trowbridge

                                INDEX TO EXHIBITS

Exhibit
  No.             Description

1         Articles of Incorporation

2         By-Laws